Offerings	Sep. 08, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 427,115.81
Fee Rate	0.01381%
Amount of Registration Fee	$ 58.98
Offering Note	Calculated at $138.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 0.00
Offering Note	Calculated at $138.10 per $1,000,000 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, as modified by Fee Rate Advisory No. 1 for fiscal year 2026.